Barclays PLC (the Parent company) - Total assets and liabilities (Details) € in Millions, £ in Millions, $ in Millions			12 Months Ended
		Apr. 29, 2022 GBP (£)	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Loans and advances in subsidiaries
Loans and advances at amortised cost			£ 361,451	[1]			£ 342,632
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value			250,960	[1]			249,765
Financial assets at fair value through the income statement			191,972	[1]			175,151
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities			1,890	[2]	$ 1,890		1,438	£ 1,352
Subordinated liabilities			12,759	[1]			16,341	18,156
Debt securities in issue			98,867	[1]			75,796
Callable
Loans and advances in subsidiaries
Loans and advances at amortised cost			19,749				14,098
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value			21,339				15,555
Financial assets at fair value through the income statement			24,257				17,377
Subordinated liabilities and debt securities in issue
Subordinated liabilities			0				0
Debt securities in issue			0				0
Barclays PLC
Investment in subsidiaries
Investment in subsidiaries			62,528				58,886
Increase through change in equity of subsidiaries			3,642
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent	[3],[4]		6,118				4,732	4,464
Loans and advances at amortised cost			22,072				24,710
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value			16,319				9,507
Net increase in debt securities in issue	[5]		4,939				3,720	2,588
Financial assets at fair value through the income statement			25,091				17,521
Difference between the financial liabilities' carrying amount and the contractual amount on maturity			271				324
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities			1,579				158	£ 1,194
Subordinated liabilities			9,301				7,724
Debt securities in issue			25,658				28,428
Barclays PLC | Callable | Fixed interest rate
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities | €						€ 1,000
Barclays PLC | Senior Notes | Callable | Fixed interest rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue					5,000	1,500
Barclays PLC | Senior Notes | Callable | Fixed and Floating Rate
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | €						€ 750
Barclays PLC | Zero coupon | Callable
Financial assets and liabilities designated at fair value
Net increase in debt securities in issue | $					500
Barclays PLC | Barclays Bank PLC
Investment in subsidiaries
Investment in subsidiaries			35,590				35,590
Loans and advances in subsidiaries
Decrease through conversion of convertible instruments			2,400
Barclays PLC | Barclays Bank PLC | Capital contribution from parent entity
Investment in subsidiaries
Increase through change in equity of subsidiaries		£ 750
Barclays PLC | Barclays Bank PLC | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries			9,493				8,425
Barclays PLC | Barclays UK
Investment in subsidiaries
Investment in subsidiaries			£ 14,245				11,675
Reversal of impairment loss recognised in profit or loss							2,573
Impairment in subsidiaries
Reversal of impairment loss recognised in profit or loss							£ 2,573
Discount rate applied to cash flow projections			14.50%				13.80%
Terminal growth rate			2.00%				2.00%
Barclays PLC | Barclays UK | Subordinated Notes
Loans and advances in subsidiaries
Cash advances and loans made to related parties			£ (1,600)
Barclays PLC | Barclays UK | AT1 Securities
Investment in subsidiaries
Investment in subsidiaries			2,570				£ 2,570
Increase through change in equity of subsidiaries | $					1,500
Barclays PLC | Subsidiaries
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent			2,638
Barclays PLC | Subsidiaries | Callable | Fixed interest rate
Subordinated liabilities and debt securities in issue
Issuance of subordinated liabilities | $					$ 1,000
Barclays PLC | Subsidiaries | Subordinated Notes
Loans and advances in subsidiaries
Decrease in loans and advances to subsidiaries of the Parent			£ (1,100)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	Following a review of the Barclays parent company cash flow statement, in order to make the cash flow statement more relevant, cash movements resulting from loans and advances to subsidiaries are now presented within investing activities, whereas previously they were presented in financing activities. Comparatives have been restated. The effect of this change was to increase the net cash outflow due to investing activities increased by £4,732m in 2020 and £4,464m in 2019, with the net cash inflow relating to financing activities increasing by the same amount .
[4]	Includes financial assets at fair value through the income statement.
[5]	Includes financial liabilities designated at fair value.